Note 6 - Leases (Detail) - Future Minimum Time-charter Receipts, based on Vessels Committed to Non-cancellable Time and Bareboat Charter Contracts (USD $) In Thousands, unless otherwise specified	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total	$ 280
Time Charter Receipts [Member]
2013						30,313
2014					30,201
2015				27,758
2016			27,834
2017		27,758
2018 and thereafter	25,658
Total	$ 169,522